Regulatory Matters (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended			3 Months Ended
	Apr. 02, 2013	Feb. 01, 2013	Mar. 01, 2012 item	Mar. 31, 2013
Regulatory Matters
Recovery in qualifying pipeline safety costs			$ 10.4
Number of customers who filed for protests			1
Reservation component of the PSC rate applicable to firm transportation service (dollar per dth)	0.8108
Usage component of the PSC rate applicable to firm transportation service (dollar per dth)	0.1372
Usage component of the PSC rate applicable to interruptible service (dollar per dth)	0.1372
Percentage of transmission retainage factor approved before reduction		3.72%
Percentage of transmission retainage factor approved after reduction		2.72%
Minimum duration of settlement PSC rate and transmission retainage factor to be effective				3 years